Income Taxes - Schedule of Deferred Tax Asset (Details) (USD $)	May 31, 2014
Income Tax Disclosure [Abstract]
Net operating tax carry-forwards	$ 9,076
Gross deferred tax asset	9,076
Valuation allowance	(9,076)
Net deferred tax assets